Short-Term Debt	12 Months Ended
Dec. 31, 2019
Short Term Borrowings [Abstract]
Short-term Debt

11.    SHORT-TERM DEBT

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Short-term bank borrowings	60,000,000	60,000,000	8,618,461

In November 2019, the Group renewed a one-year loan contract with a bank for an aggregate principal amount of RMB60,000,000. As of December 31, 2019, the principal amount outstanding was RMB 60,000,000, bearing the interest rate of 4.60% per annum.